Summary of Significant Accounting Policies: Marketing policy (Policies)	Dec. 31, 2022
Policies
Marketing policy

Marketing

The Company applies ASC 720 “Other Expenses” to account for marketing costs. Pursuant to ASC 720-35-25-1, the Company expenses marketing costs as incurred. Marketing costs include advertising and related expenses for third party personnel engaged in marketing and selling activities, including sales commissions, and third-party e-commerce platform fees and selling fees. The Company directs its customers to the Company’s ecommerce platform through social media, digital marketing, and promotional campaigns. Marketing costs were $3,175,036 and $4,888,890 for the years ended December 31, 2022 and 2021, are included in selling and marketing expenses on the consolidated statement of operations.